Commitments and Contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2023 t
Minimum [Member]
Loss Contingencies [Line Items]
Sale amount	155,600
Maximum [Member]
Loss Contingencies [Line Items]
Purchase price	210,000